Document and Entity Information	Nov. 19, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2021
Entity Registrant Name	First Reserve Sustainable Growth Corp.
Entity Central Index Key	0001842883
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40169
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1662498
Entity Address, Address Line One	290 Harbor Drive
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	661-6601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Class A Common Stock and Warrants
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fourth of one warrant
Trading Symbol	FRSG U
Security Exchange Name	NASDAQ
Class A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FRSG
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FRSG W
Security Exchange Name	NASDAQ